Contingencies and Commitments - Additional information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Commitments And Contingent Liabilities [Line Items]
Legal proceedings provision	$ 9.0
Contractual Commitments Description	With the exception of termination by official mandate without responsibility for either of the parties, any other reasons attributable to the Group leading to withdrawal from the alliance would be subject to a conventional penalty payable by the Group equivalent to 10.5 million euros. The contract expired in June 21, 2020, and was renewed for subsequent five-year periods.
Legal proceedings contingent liability
Commitments And Contingent Liabilities [Line Items]
Estimated financial effect of contingent liabilities	$ 18.0